Related Party Transactions (Information) (Detail) - Canpotex [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [Line Items]
Receivables from equity holders	$ 279	$ 122
Purchases Of Goods Related Party Transactions	150	146
Amounts Payable Related Party Transactions	$ 63	$ 66